Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Contractual Commitments

Total minimum supply payments, measured at nominal value, according to the contract, are:

	2020	2019	2018
Less than one year	1,413,904	17,918	1,268
One to five years	885,990	13,160	4,940
Total	2,299,894	31,078	6,208